Short-term borrowings - Term Loan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Short-term Debt [Line Items]
Repayment of remaining principal amount		¥ 7,000
Loan 1 | Industrial &Commercial Bank of China
Short-term Debt [Line Items]
Maturity date	Mar. 26, 2022
Principal Amount	¥ 1,000
Interest rate per annum	3.50%
Loan 2 | Industrial &Commercial Bank of China
Short-term Debt [Line Items]
Maturity date	Mar. 16, 2022
Principal Amount	¥ 2,000
Interest rate per annum	3.50%
Loan 3 | Bank of China Limited
Short-term Debt [Line Items]
Maturity date	Mar. 29, 2022
Principal Amount	¥ 2,000
Interest rate per annum	3.65%
Loan 4 | Bank of China Limited
Short-term Debt [Line Items]
Maturity date	Apr. 29, 2022
Principal Amount	¥ 2,000
Interest rate per annum	3.85%